Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Goodwill

9.      Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of the net tangible and identifiable intangible assets acquired in business combinations. The following table summarizes the changes in the carrying amount of goodwill:

Balance, December 31, 2022	$662,899
Acquisitions	9,992,492
Balance, December 31, 2023	$10,655,391

There was no impairment of goodwill for the years ended December 31, 2023 and 2022.